UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Revenues	$ 218,326	$ 398,115
Cost of revenues:
Cost of revenues	(200,460)	(347,203)
Gross profit	17,866	50,912
Operating expenses:
Research and development expenses (including related parties amounts of US$49,415 and US$38,392 for the six months ended June 30, 2025 and 2024, respectively)	(92,305)	(174,854)
Selling and marketing expenses (including related parties amounts of US$14,059 and US$27,853 for the six months ended June 30, 2025 and 2024, respectively)	(78,995)	(204,274)
General and administrative expenses (including related parties amounts of US$2,343 and US$2,422 for the six months ended June 30, 2025 and 2024, respectively)	(63,356)	(111,978)
Government grants	4,866	2,488
Impairment of long-lived assets	(51,504)	0
Total operating expenses	(281,294)	(488,618)
Operating loss	(263,428)	(437,706)
Interest expenses (including related parties amounts of US$13,799 and nil for the six months ended June 30, 2025 and 2024, respectively)	(33,641)	(11,708)
Interest income (including related parties amounts of US$9,317 and US$4,472 for the six months ended June 30, 2025 and 2024, respectively)	13,157	8,658
Investment income, net	9,400	3,496
Foreign currency exchange gains (losses), net	40,525	(4,429)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	(68,084)	(18,567)
Loss before income taxes and share of results of equity method investments	(302,071)	(460,256)
Income tax expense	(15,043)	(355)
Share of results of equity method investments	4,074	359
Net loss	(313,040)	(460,252)
Less: Net loss attributable to noncontrolling interests	(2)	(933)
Net loss attributable to ordinary shareholders	(313,038)	(459,319)
Accretion of redeemable convertible preferred shares		(2,979)
Net loss available to ordinary shareholders	$ (313,038)	$ (462,298)
Loss per ordinary share - Basic	$ (0.47)	$ (0.75)
Loss per ordinary share - Diluted	$ (0.47)	$ (0.75)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Basic	659,335,966	616,941,673
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Diluted	659,335,966	616,941,673
Other comprehensive income:
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes	$ 16,427	$ (401)
Foreign currency translation adjustment, net of nil income taxes	(6,332)	412
Total other comprehensive income	10,095	11
Total comprehensive loss	(302,945)	(460,241)
Less: Total comprehensive loss attributable to noncontrolling interests	(2)	(933)
Total comprehensive loss attributable to ordinary shareholders	(302,943)	(459,308)
Goods
Revenues:
Revenues	197,485	382,893
Cost of revenues:
Cost of revenues	(184,885)	(340,882)
Service
Revenues:
Revenues	20,841	15,222
Cost of revenues:
Cost of revenues	$ (15,575)	$ (6,321)